Statement of Accounting Policies (Tables)	9 Months Ended
Dec. 31, 2016
Zeecol Limited [Member]
Schedule of Property, Rent & Equipment
Property Improvements - At cost	4-24% DV
Rant & Equipment	10-80.4* DV
Motor Vehicles	13 - 30% DV
Furniture & Fittings	15.6-30% DV
Office Equpment	15.6-80.4%